Document and Entity Information	Dec. 11, 2020
Prospectus:
Document Type	497
Document Period End Date	Dec. 11, 2020
Entity Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 11, 2020
Document Effective Date	Dec. 11, 2020
Prospectus Date	Sep. 28, 2020
MFS® Aggressive Growth Allocation Fund | R3
Prospectus:
Trading Symbol	MAAHX
MFS® Aggressive Growth Allocation Fund | R2
Prospectus:
Trading Symbol	MAWAX
MFS® Aggressive Growth Allocation Fund | R1
Prospectus:
Trading Symbol	MAAFX
MFS® Aggressive Growth Allocation Fund | I
Prospectus:
Trading Symbol	MIAGX
MFS® Aggressive Growth Allocation Fund | C
Prospectus:
Trading Symbol	MCAGX
MFS® Aggressive Growth Allocation Fund | B
Prospectus:
Trading Symbol	MBAGX
MFS® Aggressive Growth Allocation Fund | 529C
Prospectus:
Trading Symbol	ECAAX
MFS® Aggressive Growth Allocation Fund | 529B
Prospectus:
Trading Symbol	EBAAX
MFS® Aggressive Growth Allocation Fund | 529A
Prospectus:
Trading Symbol	EAGTX
MFS® Aggressive Growth Allocation Fund | R4
Prospectus:
Trading Symbol	MAALX
MFS® Aggressive Growth Allocation Fund | A
Prospectus:
Trading Symbol	MAAGX